PROPERTY, PLANT, & EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

9. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	December 31, 2022	December 31, 2021
Buildings and leasehold improvements	5 to 25	$52,442	$41,782
Drilling rigs, plant and equipment	1 to 15	677,263	565,730
Office equipment (furniture and fixtures) and tools	3 to 10	15,937	15,570
Vehicles and cranes	5 to 10	15,756	15,434
Less: Accumulated depreciation		(323,325)	(233,609)
Land		11,664	11,664
Capital work in progress		11,324	8,935
Total		$461,061	$425,506

The Company recorded depreciation expense of $97.0 million, $104.1 million, and $104.8 million for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, respectively, in the Consolidated Statement of Operations.